Trade payables and others	6 Months Ended
Jun. 30, 2021
Subclassifications of assets, liabilities and equities [abstract]
Trade payables and others	Trade payables and others

(in thousands of euro)	June 30, 2021	December 31, 2020

Suppliers (excluding payables related to capital expenditures)	11,183	20,730
Tax and employee-related payables	5,684	8,325
Other payables	139	463
Trade payables and others (excluding payables related to capital expenditures)	17,006	29,519
Payables related to capital expenditures	20	20
Payables and others	17,026	29,538

The book value of trade payables and others is considered to be a reasonable approximation of their fair value.